PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012 Mining and Drilling Equipments	Jun. 30, 2012 Acquisition Sub
Depreciation Expense	$ 325,928	$ 509,260	$ 4,053	$ 835,188	$ 8,928	$ 325,928	$ 4,196	$ 33,789
Property and equipment, gross	8,346,111	8,437,036		8,437,036		8,346,111	80,309
Sale of Mining and Drilling Equipments, Purchase Price							70,875
Sale of Mining and Drilling Equipments, gain/loss realizeed							9,434
Accumulated Depreciation	$ (315,008)	$ (780,160)		$ (780,160)		$ (315,008)		$ 39,912